CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
4.	CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Customers accounting for 10% or more of total revenue are:

	For the years ended December 31,
Customer	2015	2016

A	28.4%	*
B	*	20.4%

Customers accounting for 10% or more of accounts receivable are:

	As of December 31,
Customer	2015	2016

A	99.9%	0%
B	*	37.3%
C	*	19.0%
D	*	17.2%
E	*	11.9%

*	Less than 10%